Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	$ 1,186	$ 6,469
Charged (credited) to consolidated statement of loss	28,024	5,958
Business acquisitions and other	(33,517)	(675)
Balance as at March 31, 2022	6,679	1,186
Property and equipment
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	2,061	1,696
Charged (credited) to consolidated statement of loss	75	321
Business acquisitions and other	(33)	44
Balance as at March 31, 2022	2,103	2,061
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	41,308	8,159
Charged (credited) to consolidated statement of loss	3,439	(1,290)
Business acquisitions and other	33,545	34,439
Balance as at March 31, 2022	78,292	41,308
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	6,073	3,557
Charged (credited) to consolidated statement of loss	5	2,516
Business acquisitions and other	276	0
Balance as at March 31, 2022	6,354	6,073
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	1,011	0
Charged (credited) to consolidated statement of loss	206	0
Business acquisitions and other	0	1,011
Balance as at March 31, 2022	1,217	1,011
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	5,188	0
Charged (credited) to consolidated statement of loss	664	2,649
Business acquisitions and other	0	2,539
Balance as at March 31, 2022	5,852	5,188
Intangible assets
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	(50,476)	(15,403)
Charged (credited) to consolidated statement of loss	22,042	7,191
Business acquisitions and other	(69,213)	(42,264)
Balance as at March 31, 2022	(97,647)	(50,476)
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	(5,000)	(3,226)
Charged (credited) to consolidated statement of loss	86	(1,774)
Business acquisitions and other	(226)	0
Balance as at March 31, 2022	(5,140)	(5,000)
Others
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2021	(1,351)	(1,252)
Charged (credited) to consolidated statement of loss	1,507	(3,655)
Business acquisitions and other	2,134	3,556
Balance as at March 31, 2022	$ 2,290	$ (1,351)